T. ROWE PRICE Retirement 2055 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 1.6%
T. Rowe Price Funds:
New Income Fund  57,092 8,972 3,016 7,983,152 62,109
Limited Duration Inflation Focused
Bond Fund  86,537 8,758 34,377 12,879,409 60,404
U.S. Treasury Long-Term Index
Fund  34,459 6,129 1,806 5,530,082 37,549
International Bond Fund (USD
Hedged)  23,475 303 1,145 2,669,085 22,527
Dynamic Global Bond Fund  15,219 285 627 1,953,008 14,765
Total Bond Funds (Cost $202,505) 197,354
EQUITY FUNDS 98.2%
T. Rowe Price Funds:
Value Fund  2,002,908 48,275 76,926 36,575,821 2,136,759
Growth Stock Fund  2,091,569 180,767 80,738 18,519,686 2,103,466
U.S. Large-Cap Core Fund  1,129,876 22,257 44,813 23,383,601 1,156,319
Equity Index 500 Fund  1,091,081 6,064 35,408 5,237,613 1,046,266
International Value Equity Fund  1,024,659 2,693 52,766 35,751,654 988,891
Overseas Stock Fund  939,390 2,571 38,852 49,781,531 921,954
International Stock Fund  828,266 2,186 58,473 33,385,471 791,903
Real Assets Fund  732,944 15,198 26,210 35,590,907 742,070
Emerging Markets Discovery Stock
Fund  422,781 1,114 15,312 17,661,422 388,905
Emerging Markets Stock Fund  400,687 1,114 12,162 6,815,588 381,196
Mid-Cap Value Fund  396,663 981 40,855 9,484,026 366,368
Mid-Cap Growth Fund  353,324 1,010 13,812 3,367,098 347,081
New Horizons Fund (2) 237,282 617 11,646 3,674,438 222,193
Small-Cap Stock Fund  219,532 617 8,334 3,275,378 215,192
Small-Cap Value Fund  229,370 617 18,824 3,483,386 213,775
Total Equity Funds (Cost $7,889,778) 12,022,338
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,355 42,746 42,822 13,114 1,272
Total Other Mutual Funds (Cost $1,272) 1,272
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 79,946 164,105 231,717 12,333,869 12,334

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.730%,
11/3/26 (4) 15,000,000 14,902
U.S. Treasury Bills, 3.656%,
9/10/26  290,000 290
U.S. Treasury Bills, 3.659%, 9/3/26  20,000 20
Total Short-Term Investments (Cost $27,547) 27,546
Total Investments in Securities 100.0%
(Cost $8,121,102) $ 12,248,510
Other Assets Less Liabilities (0.0)% (6,043)
Net Assets 100.0% $ 12,242,467
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 357 MSCI EAFE Index contracts 9/26 (57,634) $ (1,069)
Short, 212 Russell 2000 E-Mini Index contracts 9/26 (31,362) 625
Long, 340 S&P 500 E-Mini Index contracts 9/26 130,883 2,086
Net payments (receipts) of variation margin to date (1,673)
Variation margin receivable (payable) on open futures contracts $ (31)

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (7) $ (112) $ 242
Emerging Markets Discovery Stock Fund  6,399 (19,678) —
Emerging Markets Stock Fund  3,849 (8,443) —
Equity Index 500 Fund  30,074 (15,471) 2,940
Growth Stock Fund  10,605 (88,132) —
International Bond Fund (USD Hedged)  (51) (106) 172
International Stock Fund  10,646 19,924 —
International Value Equity Fund  33,153 14,305 —
Limited Duration Inflation Focused Bond Fund  (74) (514) 351
Mid-Cap Growth Fund  727 6,559 —
Mid-Cap Value Fund  7,335 9,579 —
New Horizons Fund  (767) (4,060) —
New Income Fund  (171) (939) 774
Overseas Stock Fund  17,272 18,845 —
Real Assets Fund  5,446 20,138 —
Small-Cap Stock Fund  1,544 3,377 —
Small-Cap Value Fund  3,055 2,612 —
Transition Fund  (303) (7) 88
U.S. Large-Cap Core Fund  5,703 48,999 —
U.S. Treasury Long-Term Index Fund  (47) (1,233) 407
Value Fund  13,055 162,502 —
U.S. Treasury Money Fund, 3.74% — — 578
Totals $ 147,443# $ 168,145 $ 5,552+
# Capital gain distributions from underlying Price funds represented $8 of the net realized gain (loss).
+ Investment income comprised $5,552 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2055 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2055 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 197,354 $ — $ — $ 197,354
Equity Funds 12,022,338 — — 12,022,338
Other Mutual Funds 1,272 — — 1,272
Short-Term Investments 12,334 15,212 — 27,546
Total Securities 12,233,298 15,212 — 12,248,510
Futures Contracts* 2,711 — — 2,711
Total $ 12,236,009 $ 15,212 $ — $ 12,251,221
Liabilities
Futures Contracts* $ 1,069 $ — $ — $ 1,069
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2055 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F164-054Q1 08/26